FORM N-SAR

ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:	____/____/____ (a)

or fiscal year ending:	December 31, 2010 (b)

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box “☐” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name:	Separate Account VA DD

	B.	File Number:	811-06144

	C.	Telephone Number:	319-355-8330

2.	A.	Street: 4333 Edgewood Road N.E.

	B.	City: Cedar Rapids	C. State: IA	D. Zip Code: 52499	Zip Ext: 0001

	E.	Foreign Country:		Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N)				N

4.	Is this the last filing on this form by Registrant? (Y/N)				N

5.	Is Registrant a small business investment company (SBIC)? (Y/N) [If answer is “Y” (Yes), complete only items 89 through 110.]				N

6.	Is Registrant a unit investment trust (UIT)? (Y/N) [If answer if “Y” (Yes), complete only items 111 through 132.]				Y

7.	A.	Is Registrant a series or multiple portfolio company? (Y/N) [If answer is “N” (No), go to item 8.]

	B.	How many separate series or portfolios did Registrant have at the end of the period?

01

If filing more than one

Page 50, “X” box: ☐

For period ending December 31, 2010

File number 811-06144

123.	☐	State the total value of the additional units considered in answering item 122 ($000’s) omitted.		$298,873

124.	☐	State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000’s omitted)		$0

125.	☐	State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted)		$0

126.	☐	Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted)		$0

127.	☐	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):	$	______

		Number of Series Investing	Total Assets ($000’s omitted)		Total Income Distributions ($000’s omitted)

A.	U.S. Treasury direct issue	_______	$	_________	$	_________

B.	U.S. Government agency	_______	$	_________	$	_________

C.	State and municipal tax-free	_______	$	_________	$	_________

D.	Public utility debt	_______	$	_________	$	_________

E.	Brokers or dealers debt or debt of brokers’ or dealers’ parent	_______	$	_________	$	_________

F.	All other corporate intermed. & long-term debt	_______	$	_________	$	_________

G.	All other corporate short-term debt	_______	$	_________	$	_________

H.	Equity securities of brokers or dealers or parents of brokers or dealers	_______	$	_________	$	_________

I.	Investment company equity securities	1		$8,840,772		$184,160

J.	All other equity securities	_______	$	_________	$	_________

K.	Other securities	_______	$	_________	$	_________

L.	Total assets of all series of registrant	1		$8,840,772		$184,160

50

If filing more than one

Page 51, “X” box: ☐

For period ending December 31, 2010

File number 811-06144

128.	☐	Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
Y/N
[If answer is “N” (No), go to item 131.]

129.	☐	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
Y/N
[If answer is “N” (No), go to item 131.]

130.	☐	In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
Y/N

131.	☐	Total expenses incurred by all series of Registrant during the current reporting period ($000’s omitted)	$16,093

132.	☐	List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

51

FORM N-SAR – SEPARATE ACCOUNT VA DD,

A SEPARATE ACCOUNT OF MONUMENTAL LIFE INSURANCE COMPANY

FILE NO. 811-06144

This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 22nd day of February, 2011

MONUMENTAL LIFE INSURANCE COMPANY

By:	/s/ JOHN T. MALLETT
John T. Mallett, Vice President

Witness:

/s/ DARIN D. SMITH
Darin D. Smith, Vice President